Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Hedging assets (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Hedging derivative assets
Nominal amount of hedging derivative assets	$ 47,968	$ 128,344
Fair value of hedging derivative assets	8,306	9,256
Total Derivative Assets, Nominal	4,461,404	4,321,987
Total Derivative Assets, Fair Value	304,477	161,003
Cash flow hedges
Hedging derivative assets
Fair value of hedging derivative assets	8,295	8,331
Fair value hedges
Hedging derivative assets
Fair value of hedging derivative assets	11	925
IRS | Fair value hedges | Interest rate risk
Hedging derivative assets
Nominal amount of hedging derivative assets	1,000	53,882
Fair value of hedging derivative assets	11	719
Currency swaps | Cash flow hedges | Currency risk
Hedging derivative assets
Nominal amount of hedging derivative assets	10,824	11,177
Fair value of hedging derivative assets	4,282	3,843
Currency swaps | Fair value hedges | Currency risk
Hedging derivative assets
Nominal amount of hedging derivative assets		3,868
Fair value of hedging derivative assets		206
Forward rate agreements | Cash flow hedges | Currency risk
Hedging derivative assets
Nominal amount of hedging derivative assets	36,144	59,417
Fair value of hedging derivative assets	$ 4,013	$ 4,488